VistaShares Target 15 USA Quality Income ETF
Schedule of Investments
April 30, 2026 (Unaudited)
COMMON STOCKS - 99.4%	Shares	Value
Consumer Staple Products - 7.2%
Coca-Cola Co.	7,220	$568,647
Procter & Gamble Co.	4,767	701,178
		1,269,825

Financial Services - 8.1%
Broadcom, Inc.	448	477,389
Mastercard, Inc. - Class A	808	406,359
Visa, Inc. - Class A	1,667	549,843
		1,433,591

Health Care - 8.2%
Abbott Laboratories	4,173	378,867
Eli Lilly & Co.	567	529,918
Johnson & Johnson	1,489	342,246
Merck & Co., Inc.	1,750	191,065
		1,442,096

Industrial Products - 11.0%
Caterpillar, Inc.	1,323	1,177,616
GE Aerospace	1,593	461,858
Lockheed Martin Corp.	604	312,854
		1,952,328

Insurance - 4.6%
Berkshire Hathaway, Inc. - Class B(a)	1,733	820,749

Media - 13.2%
Alphabet, Inc. - Class A	1,161	446,753
Alphabet, Inc. - Class C	969	370,100
Meta Platforms, Inc. - Class A	1,016	621,701
Netflix, Inc.(a)	9,604	899,030
		2,337,584

Retail & Wholesale - Staples - 10.4%
Costco Wholesale Corp.	897	910,034
Walmart, Inc.	7,096	936,175
		1,846,209

Software & Tech Services - 8.3%
Adobe, Inc.(a)	1,699	418,124
Fortinet, Inc.(a)	1,600	134,896
Microsoft Corp.	2,241	913,835
		1,466,855

Tech Hardware & Semiconductors - 28.4%(b)
Apple, Inc.	4,085	1,108,465
Applied Materials, Inc.	1,073	423,288
Broadcom, Inc.	2,482	1,036,061
KLA Corp.	277	484,847
Lam Research Corp.	2,192	565,229
NVIDIA Corp.	5,858	1,169,081
QUALCOMM, Inc.	1,373	246,563
		5,033,534

TOTAL COMMON STOCKS (Cost $16,839,346)		17,602,771

PURCHASED OPTIONS - 1.3%(a)(c)(d)(e)	Notional Amount	Contracts	Value
Call Options - 1.3%
Abbott Laboratories, Expiration: 5/8/2026; Exercise Price: $97.00	372,239	41	410
Adobe, Inc., Expiration: 5/8/2026; Exercise Price: $265.00	393,760	16	1,448
Alphabet, Inc., Expiration: 5/1/2026; Exercise Price: $355.00	423,280	11	32,725
Alphabet, Inc., Expiration: 5/1/2026; Exercise Price: $352.50	343,746	9	26,527
Apple, Inc., Expiration: 5/1/2026; Exercise Price: $282.50	1,085,400	40	6,080
Applied Materials, Inc., Expiration: 5/1/2026; Exercise Price: $420.00	394,490	10	100
Berkshire Hathaway, Inc., Expiration: 5/1/2026; Exercise Price: $480.00	805,120	17	629
Broadcom, Inc., Expiration: 5/1/2026; Exercise Price: $1,090.00	426,240	4	220
Broadcom, Inc., Expiration: 5/8/2026; Exercise Price: $440.00	1,001,832	24	7,140
Caterpillar, Inc., Expiration: 5/1/2026; Exercise Price: $825.00	1,157,143	13	85,410
Coca-Cola Co., Expiration: 5/1/2026; Exercise Price: $79.00	567,072	72	1,764
Costco Wholesale Corp., Expiration: 5/8/2026; Exercise Price: $1,050.00	811,624	8	1,756
Eli Lilly & Co., Expiration: 5/1/2026; Exercise Price: $1,000.00	467,300	5	50
Fortinet, Inc., Expiration: 5/1/2026; Exercise Price: $83.00	134,896	16	3,192
General Electric Co., Expiration: 5/8/2026; Exercise Price: $310.00	434,895	15	1,590
Johnson & Johnson, Expiration: 5/8/2026; Exercise Price: $237.50	321,790	14	959
KLA Corp., Expiration: 5/15/2026; Exercise Price: $1,900.00	350,070	2	4,300
Lam Research Corp., Expiration: 5/8/2026; Exercise Price: $287.50	541,506	21	2,919
Lockheed Martin Corp., Expiration: 5/8/2026; Exercise Price: $560.00	310,782	6	555
Mastercard, Inc., Expiration: 5/1/2026; Exercise Price: $520.00	402,336	8	200
Merck & Co., Inc., Expiration: 5/8/2026; Exercise Price: $115.00	185,606	17	570
Meta Platforms, Inc., Expiration: 5/8/2026; Exercise Price: $627.50	611,910	10	7,350
Microsoft Corp., Expiration: 5/15/2026; Exercise Price: $430.00	897,116	22	6,215
Netflix, Inc., Expiration: 5/15/2026; Exercise Price: $97.00	898,656	96	9,984
NVIDIA Corp., Expiration: 5/1/2026; Exercise Price: $207.50	1,157,506	58	1,247
Procter & Gamble Co., Expiration: 5/8/2026; Exercise Price: $157.50	691,323	47	423
QUALCOMM, Inc., Expiration: 5/1/2026; Exercise Price: $152.50	233,454	13	35,718
Visa, Inc., Expiration: 5/1/2026; Exercise Price: $335.00	527,744	16	752
Walmart, Inc., Expiration: 5/8/2026; Exercise Price: $135.00	923,510	70	5,320
			245,553

TOTAL PURCHASED OPTIONS (Cost $171,091)			245,553

SHORT-TERM INVESTMENTS - 1.3%
Money Market Funds - 1.3%	Shares	Value
First American Government Obligations Fund - Class X, 3.56%(f)	224,114	$224,114

TOTAL SHORT-TERM INVESTMENTS (Cost $224,114)		224,114

TOTAL INVESTMENTS - 102.0% (Cost $17,234,551)		$18,072,438
Liabilities in Excess of Other Assets - (2.0)%		(361,401)
TOTAL NET ASSETS - 100.0%		$17,711,037

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)	Held in connection with written option contracts. See Schedule of Written Options Contracts for further information.
(f)	The rate shown represents the 7-day annualized effective yield as of April 30, 2026.

VistaShares Target 15 USA Quality Income ETF
Schedule of Written Options Contracts
April 30, 2026 (Unaudited)

WRITTEN OPTIONS - (2.2)%(a)(b)	Notional Amount	Contracts	Value
Call Options - (2.2)%
Abbott Laboratories, Expiration: 5/8/2026; Exercise Price: $94.00	$(372,239)	(41)	$(1,230)
Adobe, Inc., Expiration: 5/8/2026; Exercise Price: $255.00	(393,760)	(16)	(4,872)
Alphabet, Inc., Expiration: 5/1/2026; Exercise Price: $350.00	(423,280)	(11)	(38,252)
Alphabet, Inc., Expiration: 5/1/2026; Exercise Price: $347.50	(343,746)	(9)	(31,613)
Apple, Inc., Expiration: 5/1/2026; Exercise Price: $277.50	(1,085,400)	(40)	(11,200)
Applied Materials, Inc., Expiration: 5/1/2026; Exercise Price: $410.00	(394,490)	(10)	(625)
Berkshire Hathaway, Inc., Expiration: 5/1/2026; Exercise Price: $472.50	(805,120)	(17)	(5,423)
Broadcom, Inc., Expiration: 5/1/2026; Exercise Price: $1,070.00	(426,240)	(4)	(2,040)
Broadcom, Inc., Expiration: 5/8/2026; Exercise Price: $430.00	(1,001,832)	(24)	(13,620)
Caterpillar, Inc., Expiration: 5/1/2026; Exercise Price: $800.00	(1,157,143)	(13)	(118,267)
Coca-Cola Co., Expiration: 5/1/2026; Exercise Price: $78.00	(567,072)	(72)	(6,696)
Costco Wholesale Corp., Expiration: 5/8/2026; Exercise Price: $1,020.00	(811,624)	(8)	(7,940)
Eli Lilly & Co., Expiration: 5/1/2026; Exercise Price: $970.00	(467,300)	(5)	(342)
Fortinet, Inc., Expiration: 5/1/2026; Exercise Price: $80.00	(134,896)	(16)	(7,160)
General Electric Co., Expiration: 5/8/2026; Exercise Price: $300.00	(434,895)	(15)	(4,350)
Johnson & Johnson, Expiration: 5/8/2026; Exercise Price: $232.50	(321,790)	(14)	(2,905)
KLA Corp., Expiration: 5/15/2026; Exercise Price: $1,820.00	(350,070)	(2)	(8,880)
Lam Research Corp., Expiration: 5/8/2026; Exercise Price: $282.50	(541,506)	(21)	(3,927)
Lockheed Martin Corp., Expiration: 5/8/2026; Exercise Price: $545.00	(310,782)	(6)	(840)
Mastercard, Inc., Expiration: 5/1/2026; Exercise Price: $510.00	(402,336)	(8)	(1,040)
Merck & Co., Inc., Expiration: 5/8/2026; Exercise Price: $113.00	(185,606)	(17)	(1,156)
Meta Platforms, Inc., Expiration: 5/8/2026; Exercise Price: $617.50	(611,910)	(10)	(11,250)
Microsoft Corp., Expiration: 5/15/2026; Exercise Price: $415.00	(897,116)	(22)	(14,905)
Netflix, Inc., Expiration: 5/15/2026; Exercise Price: $94.00	(898,656)	(96)	(20,208)
NVIDIA Corp., Expiration: 5/1/2026; Exercise Price: $202.50	(1,157,506)	(58)	(4,553)
Procter & Gamble Co., Expiration: 5/8/2026; Exercise Price: $152.50	(691,323)	(47)	(1,434)
QUALCOMM, Inc., Expiration: 5/1/2026; Exercise Price: $150.00	(233,454)	(13)	(37,928)
Visa, Inc., Expiration: 5/1/2026; Exercise Price: $325.00	(527,744)	(16)	(9,360)
Walmart, Inc., Expiration: 5/8/2026; Exercise Price: $132.00	(923,510)	(70)	(13,720)
			(385,736)

TOTAL WRITTEN OPTIONS (Premiums received $293,101)			(385,736)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.